Organization (Details)		1 Months Ended		6 Months Ended
	Jan. 16, 2019	Feb. 13, 2017	Dec. 28, 2016	Jun. 30, 2020
Aircom [Member]
Organization (Textual)
Common stock shares		99.70%	86.30%
Aerkomm [Member]
Organization (Textual)
Acquisition, description		On February 13, 2017, Aerkomm entered into a share exchange agreement (“Exchange Agreement”) with Aircom and its shareholders, pursuant to which Aerkomm acquired 100% of the issued and outstanding capital stock of Aircom in exchange for approximately 99.7% of the issued and outstanding capital stock of Aerkomm. As a result of the share exchange, Aircom became a wholly-owned subsidiary of Aerkomm, and the former shareholders of Aircom became the holders of approximately 99.7% of Aerkomm’s issued and outstanding capital stock.		The Company has taken measures that management believes will improve its financial position by financing activities, including through a public offering, short-term borrowings and equity contributions. Two of the Company's current shareholders (the "Lenders") each committed to provide to the Company a $10 million bridge loan (together, the "Loans") for an aggregate principal amount of $20 million, to bridge the Company's cash flow needs prior to its obtaining a mortgage loan to be secured by a parcel of land (the "Land") the Company purchased in Taiwan. The Lenders also agreed to an earlier closing of up to 25% of the principal amounts of the Loans upon the Company's request prior to the time that title to the Land is vested in the Company's subsidiary, Aerkomm Taiwan, to pay down outstanding payables to the Company's vendors. On March 20, 2020, the Company borrowed approximately $2.64 million (NT$80,000,000) (unaudited) under the Loans from one of the Lenders. On July 15, 2020, the Company borrowed an additional $54,440 (NT$1,600,000) (unaudited) under the Loans from the same Lender. As of August 17, 2020, $2.61 million (NT$78,400,000) (unaudited) of the Loans has been repaid. On April 16, 2020, the Company signed a loan agreement with one of its business partners, EESquare Superstore Corp. ("EESquare") for a working capital loan of up to $1.5 million (unaudited), with an interest rate at 3.25%. As of August 17, 2020, the Company has drawn down $1,100,000 (unaudited) of the loan. On April 30, 2020, the Company filed a Registration Statement on Form S-1 with the Securities and Exchange Commission, or the SEC, pursuant to Section 5 of the Securities Act of 1933 to issue and sell up to €40 million (approximately $43,192,000) (unaudited) of the Company's common stock, at a per share price to be determined. The Form S-1 is currently under SEC review. With the $20 million in Loans committed by the Lenders, the working capital loan from EESquare and expected future capital raising efforts, including the filing for upcoming registered public offering, the Company believes its working capital will be adequate to sustain its operations for the next twelve months.
Common stock shares		100.00%
Reverse split
Reverse split, description	The Company completed a 1-for-5 reverse split of the Company's authorized, issued and outstanding shares of common stock, which was completed by the filing of a Certificate of Change Pursuant to NRS 78.209 with the Nevada Secretary of State on December 26, 2018 (see Note 14). All of the references in these financial statements to authorized common stock and issued and outstanding common stock have been adjusted to reflect this reverse split.